PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Buildings and improvements	$7,648,293	$7,621,676
Furniture, fixtures and equipment	1,215,688	1,187,064
Leasehold improvements	1,175,252	1,094,238
Plant and gaming machinery	274,301	259,815
Transportation	196,080	192,151
Freehold land	54,956	58,467
Land improvements	2,082	—
Construction in progress	721	1,491

Sub-total	10,567,373	10,414,902
Less: accumulated depreciation and amortization	(5,294,873)	(4,880,908)

Property and equipment, net	$5,272,500	$5,533,994

The depreciation and amortization expenses of property and equipment recognized for the years ended December 31, 2024, 2023 and 2022 were $487,349, $482,574 and $454,194, respectively.

The cost and accumulated amortization of
right-of-use
assets held under finance lease arrangements were $142,305 and $102,632 as of December 31, 2024 and $147,072 and $101,589 as of December 31, 2023, respectively. Further information on the lease arrangements is included in Note 12.
In accordance with the Macau gaming law, the Reversion Assets (as defined in Note 7) that reverted to the Macau government at the expiration of the previous gaming subconcession are currently owned by the Macau government. Effective as of January 1, 2023, the Reversion Assets were transferred by the Macau government to MRM for the duration of the Concession, in return for annual payments for the right to use and operate the Reversion Assets as part of the Concession, as disclosed in Note 7. As MRM continues to be operated with the Reversion Assets in the same manner as under the previous gaming subconcession, obtains substantially all of the economic benefits and bears all of the risks arising from the operation of these assets, and assuming it will be successful in obtaining a new concession upon expiry of the Concession, the Company continues to recognize these Reversion Assets as property and equipment over their remaining estimated useful lives.